FINANCIAL INSTRUMENTS - Fair Value and Carrying Value (Details) kr in Millions	Dec. 31, 2024 USD ($)	Dec. 31, 2024 NOK (kr)	Sep. 30, 2024 NOK (kr)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 NOK (kr)	Dec. 31, 2022 USD ($)	Jun. 04, 2019 NOK (kr)
Non-derivatives:
Equity securities	$ 3,736,000			$ 5,104,000		$ 7,283,000
Long-term debt	2,862,240,000			2,163,688,000
Derivatives:
Financial instruments at fair value, current portion	121,000			4,617,000
Financial instruments at fair value, long-term portion	15,523,000			13,608,000
Long term receivables, non-designated swap contracts	11,700,000			11,300,000
Long term payables, non-designated swap contracts	0.0			0.0
Not designated as hedging instrument
Derivatives:
Financial instruments at fair value, current portion	100,000			300,000
Interest rate/ currency/ commodity swap contracts – short-term payables	$ 14,900,000			500,000
7.25% senior unsecured sustainability-linked bonds due 2026
Non-derivatives:
Interest rate (in percentage)	7.25%	7.25%
8.875% senior unsecured sustainability-linked bonds due 2027
Non-derivatives:
Interest rate (in percentage)	8.875%	8.875%
8.25% senior unsecured sustainability-linked bonds due 2028
Non-derivatives:
Interest rate (in percentage)	8.25%	8.25%
NOK700 million senior unsecured bonds due 2024
Non-derivatives:
Aggregate debt amount	$ 700,000,000						kr 700.0
Long-term debt	0	kr 0.0		68,400,000	kr 695.0
NOK600 million senior unsecured floating rate bonds due 2025
Non-derivatives:
Aggregate debt amount	600,000,000
NOK750 million senior unsecured floating rate bonds due 2029
Non-derivatives:
Aggregate debt amount	750,000,000		kr 750.0
Long-term debt	63,600,000	kr 724.0		0	kr 0.0
Fair Value, Recurring | Carrying value
Non-derivatives:
Equity securities	3,736,000			5,104,000
Derivatives:
Financial instruments at fair value, current portion	121,000			4,617,000
Financial instruments at fair value, long-term portion	15,523,000			13,608,000
Interest rate/ currency/ commodity swap contracts – short-term payables	14,884,000			12,366,000
Interest rate/ currency swap/ commodity contracts – long-term payables	103,000			8,965,000
Fair Value, Recurring | Fair value
Non-derivatives:
Equity securities	3,736,000			5,104,000
Derivatives:
Financial instruments at fair value, current portion	121,000			4,617,000
Financial instruments at fair value, long-term portion	15,523,000			13,608,000
Interest rate/ currency/ commodity swap contracts – short-term payables	14,884,000			12,366,000
Interest rate/ currency swap/ commodity contracts – long-term payables	103,000			8,965,000
Fair Value, Recurring | 7.25% senior unsecured sustainability-linked bonds due 2026 | Carrying value
Non-derivatives:
Long-term debt	150,000,000			150,000,000
Fair Value, Recurring | 7.25% senior unsecured sustainability-linked bonds due 2026 | Fair value
Non-derivatives:
Long-term debt	150,975,000			146,310,000
Fair Value, Recurring | 8.875% senior unsecured sustainability-linked bonds due 2027 | Carrying value
Non-derivatives:
Long-term debt	150,000,000			150,000,000
Fair Value, Recurring | 8.875% senior unsecured sustainability-linked bonds due 2027 | Fair value
Non-derivatives:
Long-term debt	154,737,000			152,820,000
Fair Value, Recurring | 8.25% senior unsecured sustainability-linked bonds due 2028 | Carrying value
Non-derivatives:
Long-term debt	145,200,000			0
Fair Value, Recurring | 8.25% senior unsecured sustainability-linked bonds due 2028 | Fair value
Non-derivatives:
Long-term debt	149,874,000			0
Fair Value, Recurring | NOK700 million senior unsecured bonds due 2024 | Carrying value
Non-derivatives:
Long-term debt	0			68,426,000
Fair Value, Recurring | NOK700 million senior unsecured bonds due 2024 | Fair value
Non-derivatives:
Long-term debt	0			68,919,000
Fair Value, Recurring | NOK600 million senior unsecured floating rate bonds due 2025 | Carrying value
Non-derivatives:
Long-term debt	0			58,089,000
Fair Value, Recurring | NOK600 million senior unsecured floating rate bonds due 2025 | Fair value
Non-derivatives:
Long-term debt	0			59,181,000
Fair Value, Recurring | NOK750 million senior unsecured floating rate bonds due 2029 | Carrying value
Non-derivatives:
Long-term debt	63,592,000			0
Fair Value, Recurring | NOK750 million senior unsecured floating rate bonds due 2029 | Fair value
Non-derivatives:
Long-term debt	$ 63,778,000			$ 0